REVISIONS TO PRIOR PERIOD COMPARATIVES (Details) $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($)
REVISIONS TO PRIOR PERIOD COMPARATIVES
Increase to income tax expense	$ 14.8
Increase to deferred tax liabilities	14.8
Increase to accumulated deficit	$ 14.8